Supplementary Financial Statement Information (Details) - Schedule of Computation of Basic and Diluted Net Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 64,014	$ 81,393	$ 54,585
Diluted earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 63,878	$ 80,794	$ 53,974
Denominator:
Basic earnings per share – weighted average shares outstanding	15,301	15,296	15,290
Effect of dilutive securities	197	207	114
Diluted earnings per share – adjusted weighted average shares outstanding	15,498	15,503	15,404
Basic net earnings per share (in Dollars per share)	$ 4.19	$ 5.31	$ 3.57
Diluted net earnings per share (in Dollars per share)	$ 4.12	$ 5.21	$ 3.5